Interests in other entities (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
Summary of Group's Principal Subsidiaries
The Group’s subsidiaries as of June 30, 2023 and 2022 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business, aside from BeiCell Ltd, which was incorporated on November 15, 2018 in the Cayman Islands however operates in Hong Kong.

	Country of incorporation	Class of shares	Equity holding
			As of June 30,
			2023	2022
			%	%
Mesoblast, Inc.	USA	Ordinary	100	100
Mesoblast International Sàrl (includes Mesoblast International Sàrl Singapore Branch)	Switzerland	Ordinary	100	100
Mesoblast Australia Pty Ltd	Australia	Ordinary	100	100
Mesoblast UK Ltd	United Kingdom	Ordinary	100	100
BeiCell Ltd	Cayman Islands	Ordinary	100	100